Quarterly Results of Operations	12 Months Ended
Jul. 01, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations
Quarterly Results of Operations (unaudited)

	First (1)	Second (2)	Third (3)	Fourth (4)
	(in millions, except per share amounts)
2016
Revenue, net	$3,360	$3,317	$2,822	$3,495
Gross profit	955	906	753	821
Operating income	322	251	88	(195)
Net income	283	251	74	(366)
Basic income per common share	$1.23	$1.08	$0.32	$(1.40)
Diluted income per common share	$1.21	$1.07	$0.32	$(1.40)

(1)	Includes $56 million of employee termination, asset impairment and other charges related to business realignment.

(2)
Includes $27 million of employee termination, asset impairment and other charges related to business realignment, $32 million of charges related to interest on an arbitration award and $27 million of costs related to the acquisition of SanDisk.

(3)
Includes $140 million of employee termination, asset impairment and other charges related to the closure of the Company’s Odawara Facility and business realignment and $16 million of costs related to the acquisition of SanDisk.

(4)
Includes $122 million of employee termination, asset impairment and other charges related to the closure of the Company’s Odawara Facility and Restructuring Plan, and $116 million of costs related to the acquisition of SanDisk.

	First (1)	Second (2)	Third (3)	Fourth (4)
	(in millions, except per share amounts)
2015
Revenue, net	$3,943	$3,888	$3,550	$3,191
Gross profit	1,149	1,110	1,032	930
Operating income	469	466	421	255
Net income	423	438	384	220
Basic income per common share	$1.81	$1.88	$1.66	$0.95
Diluted income per common share	$1.76	$1.84	$1.63	$0.94

(1)	Includes $9 million of employee termination, asset impairment and other charges and $14 million of charges related to interest on an arbitration award.

(2)
Includes $53 million of employee termination, asset impairment and other charges, $1 million of charges related to interest on an arbitration award and a $37 million gain on flood-related insurance recovery.

(3)	Includes $10 million of employee termination, asset impairment and other charges.

(4)	Includes $104 million of employee termination, asset impairment and other charges.